Revenue - Schedule of Revenue (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue [Line Items]
Total revenues	¥ 1,316,196,474	¥ 1,391,157,811	¥ 1,560,005,807
Sales of Food, Beverage and Packaged Products by Company Owned and Operated Stores [Member]
Schedule of Revenue [Line Items]
Total revenues	1,068,169,775	1,188,292,854	1,389,640,747
Franchise Fees [Member]
Schedule of Revenue [Line Items]
Total revenues	36,552,434	24,214,820	15,443,024
Revenues from Other Franchise Support Activities [Member]
Schedule of Revenue [Line Items]
Total revenues	196,105,041	149,457,775	66,878,149
Revenue from E-Commerce Sales [Member]
Schedule of Revenue [Line Items]
Total revenues		808,861	59,067,398
Revenues from wholesale and other activities [Member]
Schedule of Revenue [Line Items]
Total revenues	¥ 15,369,224	¥ 28,383,501	¥ 28,976,489